UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     //Roy S. Kelvin     New York, NY/USA     January 30, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $71,112 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN MTG ACCEP CO          SH BEN INT       027568104      225    12500     None Sole                    12500        0        0
APOLLO INVT CORP               COM              03761U106      228    11100     None Sole                    11100        0        0
ARBOR RLTY TR INC              COM              038923108      276    10800     None Sole                    10800        0        0
ARES CAP CORP                  COM              04010L103      218    12500     None Sole                    12500        0        0
B & G FOODS INC NEW            UNIT 99/99/9999  05508R205      241    12700     None Sole                    12700        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201    11190   373000     None Sole                   373000        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102     3695   129200     None Sole                   129200        0        0
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889     2961    98454     None Sole                    98454        0        0
CITIZENS COMMUNICATIONS CO     COM              17453B101      202    14400     None Sole                    14400        0        0
COINMACH SVC CORP              UNIT 99/99/9999  19259W107      287    16000     None Sole                    16000        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     5856   149200     None Sole                   149200        0        0
COMPANHIA SIDERURGICA NACION   SPONSORED ADR    20440W105     3832   134800     None Sole                   134800        0        0
CROSSTEX ENERGY L P            COM              22765U102      229     6400     None Sole                     6400        0        0
DEERFIELD TRIARC CAP CORP      COM              244572301      223    17000     None Sole                    17000        0        0
DIANA SHIPPING INC             COM              Y2066G104      173    13000     None Sole                    13000        0        0
DOUBLE HULL TANKERS INC        COM              Y21110104      154    11200     None Sole                    11200        0        0
EAGLE BULK SHIPPING INC        COM              Y2187A101      172    10700     None Sole                    10700        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      301     6500     None Sole                     6500        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      322     6400     None Sole                     6400        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      423    15800     None Sole                    15800        0        0
FAIRPOINT COMMUNICATIONS INC   COM              305560104      261    15000     None Sole                    15000        0        0
FERRELLGAS PARTNERS L.P.       UNIT LTD PART    315293100      217     9500     None Sole                     9500        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     2608    26900     None Sole                    26900        0        0
GERDAU S A                     SPONSORED ADR    373737105     8242   608300     None Sole                   608300        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    11642   547600     None Sole                   547600        0        0
ICICI BK LTD                   ADR              45104G104     3839   125000     None Sole                   125000        0        0
JER INVT TR INC                COM              46614H301      275    16000     None Sole                    16000        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      258     7000     None Sole                     7000        0        0
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105      337    10200     None Sole                    10200        0        0
MCG CAPITAL CORP               COM              58047P107      220    13500     None Sole                    13500        0        0
NATURAL RESOURCE PARTNERS L    COM UNIT L P     63900P103      206     4100     None Sole                     4100        0        0
NEW CENTURY FINANCIAL CORP M   COM              6435EV108      204     5200     None Sole                     5200        0        0
NEWCASTLE INVT CORP            COM              65105M108      219     8000     None Sole                     8000        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100      221    17400     None Sole                    17400        0        0
PENN WEST ENERGY TR            TR UNIT          707885109      419    11400     None Sole                    11400        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      300     6500     None Sole                     6500        0        0
RAIT INVT TR                   COM              749227104      211     7300     None Sole                     7300        0        0
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      307     9100     None Sole                     9100        0        0
TELECOM ARGENTINA S A          SPON ADR REP B   879273209     3066   223000     None Sole                   223000        0        0
TENARIS S A                    SPONSORED ADR    88031M109     6552   185200     None Sole                   185200        0        0
VALERO L P                     COM UT LTD PRT   91913W104      300     6000     None Sole                     6000        0        0